INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Latam Airlines Perú S.A.[Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		$ 484,388	$ 661,721
Current Assets		454,266	629,910
Non-current Assets		30,122	31,811
Total Liabilities		417,067	486,098
Current Liabilities		414,997	484,450
Non-current Liabilities		2,070	1,648
Revenue		584,929	372,255
Net Income/(loss)		(83,346)	(96,066)
Lan Cargo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		721,484	749,789
Current Assets		452,981	472,869
Non-current Assets		268,503	276,920
Total Liabilities		537,180	567,128
Current Liabilities		488,535	516,985
Non-current Liabilities		48,645	50,143
Revenue		215,811	207,854
Net Income/(loss)		1,590	10,936
Lan Argentina S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		162,995	176,790
Current Assets		158,008	171,613
Non-current Assets		4,987	5,177
Total Liabilities		119,700	148,824
Current Liabilities		98,316	146,555
Non-current Liabilities		21,384	2,269
Revenue		242	49,101
Net Income/(loss)		(190,299)	(220,667)
Transporte Aereo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		471,094	546,216
Current Assets		184,235	264,690
Non-current Assets		286,859	281,526
Total Liabilities		327,955	347,714
Current Liabilities		275,246	278,319
Non-current Liabilities		52,709	69,395
Revenue		203,411	142,096
Net Income/(loss)		(56,135)	(39,032)
Latam Airlines Ecuador S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		112,437	108,086
Current Assets		108,851	104,534
Non-current Assets		3,586	3,552
Total Liabilities		97,111	99,538
Current Liabilities		80,861	87,437
Non-current Liabilities		16,250	12,101
Revenue		68,762	51,205
Net Income/(loss)		(3,078)	(22,655)
Aerovias de Integracion Regional, AIRES S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		70,490	76,770
Current Assets		67,809	73,446
Non-current Assets		2,681	3,324
Total Liabilities		87,749	77,471
Current Liabilities		75,621	68,433
Non-current Liabilities		12,128	9,038
Revenue		239,988	90,668
Net Income/(loss)		(19,615)	(89,707)
TAM S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets	[1]	2,608,859	3,110,055
Current Assets	[1]	1,262,825	1,492,792
Non-current Assets	[1]	1,346,034	1,617,263
Total Liabilities	[1]	3,257,148	3,004,935
Current Liabilities	[1]	2,410,426	2,206,089
Non-current Liabilities	[1]	846,722	798,846
Revenue	[1]	2,003,922	1,808,314
Net Income/(loss)	[1]	$ (756,694)	$ (1,025,618)

[1]	Corresponds to consolidated information of TAM S.A. and subsidiaries